Michael P. Huseby Resignation Charge - Additional Information (Detail) - Michael P. Huseby - USD ($) $ in Thousands		3 Months Ended
	Aug. 02, 2015	Oct. 29, 2016
Restructuring Cost and Reserve [Line Items]
Severance payment	$ 7,742
Shares issued pursuant to the accelerated vesting of the equity-based awards	300,000
Value of shares issued pursuant to the accelerated vesting of the equity-based awards	$ 8,022
Net cash payment related to resignation		$ 15,764
Selling and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Total resignation charge		$ 10,510